Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of credit risk exposure
Cash and cash equivalents	€ 317,702	€ 603,593	€ 15,107	€ 30,136
Trade and other receivables | Loss allowance
Disclosure of credit risk exposure
Increase (decrease) in financial assets	(200)	0
Rating Class 1
Disclosure of credit risk exposure
Cash and cash equivalents	67,525	40,150
Rating Class 2
Disclosure of credit risk exposure
Cash and cash equivalents	1,468	1,776
Rating Class 3
Disclosure of credit risk exposure
Cash and cash equivalents	€ 248,709	€ 561,666